UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® New Markets Income Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2019

(excluding cash equivalents)	% of fund's net assets
Mexico	7.8
Argentina	6.3
Turkey	6.2
United States of America	5.3
Indonesia	4.8

Top Five Holdings as of June 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Argentine Republic	5.4
U.S. Treasury Obligations	4.9
Ministry of Finance of the Russian Federation	4.8
Lebanese Republic	4.8
Turkish Republic	4.8
24.7

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Corporate Bonds	26.1%
Government Obligations	66.5%
Supranational Obligations	0.2%
Stocks	0.4%
Preferred Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.7%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
		Principal Amount(a)	Value
Argentina - 0.7%
YPF SA:
8.5% 3/23/21 (b)		$22,580,000	$22,961,038
8.5% 6/27/29 (b)		34,820,000	34,252,434

TOTAL ARGENTINA			57,213,472

Azerbaijan - 1.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		63,220,000	73,335,200
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		62,600,000	74,063,625

TOTAL AZERBAIJAN			147,398,825

Bahrain - 0.8%
The Oil and Gas Holdings Co.:
7.5% 10/25/27 (b)		43,345,000	45,579,977
7.625% 11/7/24 (b)		8,450,000	9,143,931
8.375% 11/7/28 (b)		9,775,000	10,869,937

TOTAL BAHRAIN			65,593,845

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		4,400,000	4,602,400
Brazil - 0.1%
Caixa Economica Federal 7.25% 7/23/24 (b)(c)		6,250,000	6,259,766
British Virgin Islands - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		89,300,000	84,639,656
Canada - 0.1%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		10,000,000	9,737,500
Cayman Islands - 0.5%
Ksa Sukuk Ltd. 4.303% 1/19/29 (b)		40,000,000	42,900,000
Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		6,000,000	6,275,625
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		6,300,000	5,254,594
6.95% 11/10/21 (b)		7,140,000	7,336,350

TOTAL COSTA RICA			18,866,569

Georgia - 1.2%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		39,202,000	40,573,984
JSC BGEO Group 6% 7/26/23 (b)		20,850,000	20,902,125
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	1,085,000
7.75% 7/11/22 (b)		27,806,000	30,169,510
TBC Bank JSC 5.75% 6/19/24 (b)		9,055,000	8,930,494

TOTAL GEORGIA			101,661,113

Indonesia - 1.5%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)		6,390,000	6,591,221
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		580,000	598,850
PT Pertamina Persero:
6% 5/3/42 (b)		56,876,000	65,354,079
6.5% 5/27/41 (b)		50,050,000	60,341,531

TOTAL INDONESIA			132,885,681

Ireland - 0.2%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		8,000,000	8,412,500
SCF Capital Ltd. 5.375% 6/16/23 (b)		11,750,000	12,161,250

TOTAL IRELAND			20,573,750

Kazakhstan - 0.2%
JSC KazTransGaz 4.375% 9/26/27 (b)		16,000,000	16,335,200
Luxembourg - 0.2%
CSN Resources SA 7.625% 2/13/23 (b)		12,750,000	13,451,250
RSHB Capital SA 8.5% 10/16/23 (b)		5,000,000	5,387,500

TOTAL LUXEMBOURG			18,838,750

Mexico - 6.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	256,910,000	12,531,787
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		9,000,000	9,922,500
Pemex Project Funding Master Trust:
6.625% 6/15/35		160,690,000	148,035,663
8.625% 2/1/22		41,030,000	44,168,795
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 6.1006% 3/11/22 (c)(d)		46,740,000	46,786,740
4.875% 1/24/22		34,580,000	34,493,550
6.35% 2/12/48		23,847,000	20,407,070
6.5% 6/2/41		239,130,000	212,108,310
6.75% 9/21/47		54,300,000	48,167,494
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		9,200,000	9,082,125

TOTAL MEXICO			585,704,034

Mongolia - 0.3%
Development Bank of Mongolia 7.25% 10/23/23 (b)		8,950,000	9,321,984
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		17,280,000	17,982,000

TOTAL MONGOLIA			27,303,984

Netherlands - 1.9%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		9,500,000	8,312,500
Indo Energy Finance II BV 6.375% 1/24/23 (b)		8,000,000	8,151,692
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		13,200,000	16,414,200
KazMunaiGaz Finance Sub BV 5.75% 4/19/47 (b)		15,710,000	17,713,025
Metinvest BV 7.75% 4/23/23 (b)		10,000,000	10,320,000
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		25,475,000	16,845,089
Petrobras Global Finance BV:
6.9% 3/19/49		10,000,000	10,636,875
8.75% 5/23/26		53,365,000	65,911,112
VTR Finance BV 6.875% 1/15/24 (b)		8,050,000	8,344,328

TOTAL NETHERLANDS			162,648,821

Oman - 0.3%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		27,000,000	26,088,750
Peru - 0.5%
Alicorp SA 6.875% 4/17/27 (b)	PEN	52,690,000	16,967,275
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	83,785,000	27,035,217

TOTAL PERU			44,002,492

Saudi Arabia - 1.6%
Saudi Arabian Oil Co.:
2.875% 4/16/24 (b)		32,930,000	33,161,827
3.5% 4/16/29 (b)		32,845,000	33,214,506
4.25% 4/16/39 (b)		35,440,000	35,815,664
4.375% 4/16/49 (b)		32,710,000	33,097,941

TOTAL SAUDI ARABIA			135,289,938

Singapore - 0.1%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		10,000,000	9,787,500
South Africa - 1.5%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		53,600,000	54,136,000
6.75% 8/6/23 (b)		69,150,000	72,521,063
6.75% 8/6/23 (Reg. S)		5,200,000	5,453,500

TOTAL SOUTH AFRICA			132,110,563

Togo - 0.1%
Ecobank Transnational, Inc. 9.5% 4/18/24 (b)		10,000,000	10,981,250
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		4,000,000	3,715,000
Turkey - 1.3%
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	4,675,000
5% 9/23/21 (b)		12,000,000	11,653,800
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		10,000,000	9,675,000
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (b)		13,815,000	13,832,269
4.75% 4/29/21 (b)		4,760,000	4,587,450
5.125% 5/3/22 (b)		5,000,000	4,687,500
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		26,355,000	26,453,831
Turkiye Ihracat Kredi Bankasi A/S:
5.375% 10/24/23 (b)		9,800,000	9,284,520
6.125% 5/3/24 (b)		29,195,000	28,094,057

TOTAL TURKEY			112,943,427

United Arab Emirates - 0.2%
Abu Dhabi Crude Oil Pipeline 4.6% 11/2/47 (b)		10,000,000	10,987,500
ADES International Holding Ltd. 8.625% 4/24/24 (b)		9,850,000	9,739,188

TOTAL UNITED ARAB EMIRATES			20,726,688

United Kingdom - 1.3%
Biz Finance PLC 9.625% 4/27/22 (b)		43,932,500	45,854,178
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		19,975,000	20,355,773
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		8,924,000	9,308,848
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		12,757,500	13,012,650
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		9,000,000	9,097,920
Vedanta Resources PLC 6.375% 7/30/22 (b)		20,000,000	19,768,750

TOTAL UNITED KINGDOM			117,398,119

United States of America - 0.4%
Azul Investments LLP 5.875% 10/26/24 (b)		9,524,000	9,354,354
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		9,000,000	9,067,500
Stillwater Mining Co. 6.125% 6/27/22 (b)		16,930,000	17,069,673

TOTAL UNITED STATES OF AMERICA			35,491,527

Venezuela - 1.4%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		152,515,000	22,877,250
5.5% 4/12/37 (e)		184,250,000	27,637,500
6% 5/16/24 (b)(e)		105,540,000	15,831,000
6% 11/15/26 (Reg. S) (e)		89,700,000	13,455,000
8.5% 10/27/20 (Reg. S) (e)		20,540,000	15,405,000
9% 11/17/21 (Reg. S) (e)		48,700,000	7,305,000
9.75% 5/17/35 (b)(e)		71,700,000	10,755,000
12.75% 2/17/22 (b)(e)		53,000,000	7,950,000

TOTAL VENEZUELA			121,215,750

TOTAL NONCONVERTIBLE BONDS
(Cost $2,427,205,603)			2,272,914,370

Government Obligations - 66.5%
Angola - 0.6%
Angola Republic:
8.25% 5/9/28 (b)		26,585,000	28,445,950
9.375% 5/8/48 (b)		24,200,000	26,665,375

TOTAL ANGOLA			55,111,325

Argentina - 5.6%
Argentine Republic:
5.625% 1/26/22		114,525,000	96,487,313
5.875% 1/11/28		28,560,000	21,607,425
6.625% 7/6/28		16,350,000	12,599,719
6.875% 4/22/21		99,555,000	87,359,513
6.875% 1/26/27		45,350,000	36,109,938
7.125% 7/6/36		23,750,000	18,198,438
7.5% 4/22/26		177,190,000	148,396,625
8.28% 12/31/33		43,463,178	36,237,425
8.75% 5/7/24		7,938,135	5,563,911
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		12,726,667	12,074,425
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		3,932,000	3,661,675
8.95% 2/19/21 (b)		8,257,750	8,195,817
Mendoza Province 8.375% 5/19/24 (b)		1,110,000	928,931
Provincia de Cordoba 7.45% 9/1/24 (b)		2,500,000	1,950,000

TOTAL ARGENTINA			489,371,155

Belarus - 0.4%
Belarus Republic:
6.875% 2/28/23 (b)		16,704,000	17,956,800
7.625% 6/29/27 (b)		17,060,000	19,448,400

TOTAL BELARUS			37,405,200

Brazil - 4.6%
Brazilian Federative Republic:
4.5% 5/30/29		50,000,000	51,359,375
5% 1/27/45		39,450,000	38,976,600
5.625% 1/7/41		32,960,000	35,308,400
5.625% 2/21/47		20,800,000	22,204,000
7.125% 1/20/37		10,825,000	13,423,000
8.25% 1/20/34		67,880,000	90,513,738
10% 1/1/23	BRL	384,900,000	110,326,256
10.125% 5/15/27		10,902,000	15,606,894
12.25% 3/6/30		16,080,000	26,039,550

TOTAL BRAZIL			403,757,813

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		34,745,000	37,676,609
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (b)		10,000,000	9,875,000
4.375% 4/30/25 (b)		8,000,000	7,675,000
5.625% 4/30/43 (b)		6,500,000	5,628,594
7% 4/4/44 (b)		10,975,000	10,906,406
7.158% 3/12/45 (b)		12,156,000	12,235,774

TOTAL COSTA RICA			46,320,774

Dominican Republic - 2.1%
Dominican Republic:
5.5% 1/27/25 (b)		12,150,000	12,924,563
5.95% 1/25/27 (b)		26,890,000	28,906,750
6% 7/19/28 (b)		23,310,000	25,138,378
6.4% 6/5/49 (b)		22,260,000	23,233,875
6.5% 2/15/48 (Reg. S)		25,000,000	26,421,875
6.6% 1/28/24 (b)		3,940,000	4,378,325
6.85% 1/27/45 (b)		23,500,000	25,703,125
6.875% 1/29/26 (b)		17,195,000	19,408,856
7.45% 4/30/44 (b)		17,415,000	20,179,631

TOTAL DOMINICAN REPUBLIC			186,295,378

Ecuador - 1.3%
Ecuador Republic:
10.75% 3/28/22 (b)		15,000,000	16,837,500
10.75% 1/31/29 (b)		85,950,000	97,150,359

TOTAL ECUADOR			113,987,859

Egypt - 4.0%
Arab Republic of Egypt:
, yield at date of purchase 17.1504% to 17.41% 8/6/19 to 10/29/19	EGP	458,100,000	26,427,031
5.577% 2/21/23 (b)		41,805,000	42,484,331
5.875% 6/11/25 (b)		3,905,000	3,978,219
6.125% 1/31/22 (b)		51,525,000	53,263,969
6.2004% 3/1/24 (b)		10,875,000	11,296,406
7.5% 1/31/27 (b)		90,100,000	96,069,125
7.6003% 3/1/29 (b)		10,875,000	11,473,125
7.903% 2/21/48 (b)		35,810,000	36,168,100
8.5% 1/31/47 (b)		44,755,000	47,384,356
8.7002% 3/1/49 (b)		14,505,000	15,556,613

TOTAL EGYPT			344,101,275

El Salvador - 1.1%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		11,212,000	11,226,015
6.375% 1/18/27 (b)		8,750,000	8,758,203
7.375% 12/1/19 (b)		8,460,000	8,544,600
7.375% 12/1/19		24,750,000	24,997,500
7.625% 2/1/41 (b)		7,550,000	7,974,688
7.65% 6/15/35 (Reg. S)		8,090,000	8,413,600
7.75% 1/24/23 (Reg. S)		6,500,000	7,166,250
8.25% 4/10/32 (Reg. S)		4,500,000	4,961,250
8.625% 2/28/29 (b)		11,735,000	13,377,900

TOTAL EL SALVADOR			95,420,006

Ghana - 1.4%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		10,000,000	10,837,500
7.875% 3/26/27 (b)		10,755,000	11,306,194
8.125% 1/18/26 (b)		20,000,000	21,550,000
8.95% 3/26/51 (b)		11,305,000	11,697,142
10.75% 10/14/30 (b)		49,050,000	62,170,875

TOTAL GHANA			117,561,711

Guatemala - 0.2%
Guatemalan Republic 4.9% 6/1/30 (b)		13,790,000	14,139,059
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27		7,750,000	8,340,938
Indonesia - 3.3%
Indonesian Republic:
4.75% 7/18/47 (b)		11,000,000	11,928,125
5.125% 1/15/45 (b)		21,500,000	24,194,219
6.625% 2/17/37		25,400,000	33,067,625
7.75% 1/17/38 (b)		47,470,000	68,594,150
8.125% 5/15/24	IDR	255,563,000,000	19,021,376
8.25% 5/15/29	IDR	236,000,000,000	17,720,046
8.375% 4/15/39	IDR	526,000,000,000	38,727,153
8.5% 10/12/35 (b)		51,605,000	77,568,766

TOTAL INDONESIA			290,821,460

Iraq - 1.2%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		106,855,000	105,185,391
Ivory Coast - 1.3%
Ivory Coast:
5.75% 12/31/32		101,001,620	98,066,260
6.125% 6/15/33 (b)		20,500,000	19,077,813

TOTAL IVORY COAST			117,144,073

Jordan - 0.8%
Jordanian Kingdom:
6.125% 1/29/26 (b)		10,900,000	11,295,125
7.375% 10/10/47 (b)		56,025,000	57,635,719

TOTAL JORDAN			68,930,844

Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		20,100,000	21,381,375
Lebanon - 4.8%
Lebanese Republic:
5.45% 11/28/19		222,697,000	220,748,401
6% 1/27/23		16,880,000	14,158,100
6.1% 10/4/22		55,350,000	47,099,391
6.375% 3/9/20		79,169,000	77,511,399
6.65% 2/26/30 (Reg. S)		30,000,000	23,193,750
8.25% 4/12/21 (Reg.S)		36,555,000	34,475,934

TOTAL LEBANON			417,186,975

Malaysia - 0.4%
Malaysian Government 3.733% 6/15/28	MYR	147,070,000	35,770,556
Mexico - 1.1%
United Mexican States:
5.75% 10/12/10		24,750,000	27,039,375
6.05% 1/11/40		18,000,000	21,474,000
6.5% 6/9/22	MXN	891,000,000	45,325,557

TOTAL MEXICO			93,838,932

Mongolia - 0.2%
Mongolian People's Republic 8.75% 3/9/24 (b)		12,500,000	14,156,250
Nigeria - 1.6%
Republic of Nigeria:
, yield at date of purchase 13.6974% to 14.1898% 11/7/19 to 2/27/20	NGN	10,000,000,000	26,088,718
6.5% 11/28/27 (b)		15,745,000	15,764,681
7.143% 2/23/30 (b)		11,935,000	12,054,350
7.625% 11/21/25 (b)		19,550,000	21,309,500
7.696% 2/23/38 (b)		14,050,000	14,278,313
7.875% 2/16/32 (b)		21,455,000	22,420,475
9.248% 1/21/49 (b)		22,140,000	25,070,783

TOTAL NIGERIA			136,986,820

Oman - 1.5%
Sultanate of Oman:
4.75% 6/15/26 (b)		27,850,000	25,761,250
5.375% 3/8/27 (b)		30,165,000	28,166,569
5.625% 1/17/28 (b)		27,320,000	25,851,550
6.5% 3/8/47 (b)		21,070,000	18,199,213
6.75% 1/17/48 (b)		39,300,000	34,584,000

TOTAL OMAN			132,562,582

Pakistan - 0.6%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		13,200,000	13,290,750
6.875% 12/5/27 (b)		20,000,000	20,218,750
8.25% 4/15/24 (b)		10,250,000	11,201,328
8.25% 9/30/25 (b)		7,800,000	8,533,688

TOTAL PAKISTAN			53,244,516

Papua New Guinea - 0.1%
Papua New Guinea 8.375% 10/4/28 (b)		6,285,000	6,730,842
Paraguay - 0.1%
Republic of Paraguay 5.4% 3/30/50 (b)		11,060,000	12,324,988
Peru - 0.1%
Peruvian Republic 5.4% 8/12/34(Reg. S) (b)	PEN	17,955,000	5,517,760
Qatar - 2.9%
State of Qatar:
4.5% 4/23/28 (b)		52,395,000	58,551,413
4.817% 3/14/49 (b)		105,480,000	120,774,600
5.103% 4/23/48 (b)		22,000,000	26,214,375
9.75% 6/15/30 (Reg. S)		29,027,000	46,987,456

TOTAL QATAR			252,527,844

Russia - 4.8%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27 (b)		44,600,000	46,094,100
4.375% 3/21/29 (b)		51,600,000	53,406,000
4.375% 3/21/29(Reg. S)		11,000,000	11,385,000
4.75% 5/27/26		46,000,000	49,004,375
5.1% 3/28/35 (b)		37,600,000	40,833,600
5.25% 6/23/47 (b)		85,200,000	94,252,500
5.625% 4/4/42 (b)		36,150,000	42,358,401
7.25% 5/10/34	RUB	1,137,235,000	17,718,647
7.6% 7/20/22	RUB	1,350,000,000	21,625,405
8.15% 2/3/27	RUB	1,316,985,000	21,930,225
12.75% 6/24/28 (Reg. S)		12,431,000	20,511,150

TOTAL RUSSIA			419,119,403

Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (b)		32,939,000	34,832,894
Saudi Arabia - 1.8%
Kingdom of Saudi Arabia:
3.25% 10/26/26 (b)		51,000,000	52,020,000
3.625% 3/4/28 (b)		52,925,000	54,327,513
4.5% 10/26/46 (b)		46,490,000	47,257,085

TOTAL SAUDI ARABIA			153,604,598

South Africa - 0.7%
South African Republic 10.5% 12/21/26	ZAR	764,000,000	61,452,802
Sri Lanka - 1.2%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		10,000,000	9,915,625
5.875% 7/25/22 (b)		9,450,000	9,458,859
6.2% 5/11/27 (b)		31,015,000	29,425,481
6.25% 10/4/20 (b)		10,855,000	10,980,511
6.25% 7/27/21 (b)		9,600,000	9,726,000
6.75% 4/18/28 (b)		10,000,000	9,687,500
6.85% 11/3/25 (b)		23,500,000	23,558,750

TOTAL SRI LANKA			102,752,726

Suriname - 0.1%
Republic of Suriname 9.25% 10/26/26 (b)		9,310,000	8,658,300
Turkey - 4.9%
Turkish Republic:
5.125% 3/25/22		44,415,000	43,776,534
5.625% 3/30/21		7,000,000	7,109,375
6% 3/25/27		34,000,000	32,374,375
6% 1/14/41		37,950,000	32,779,313
6.25% 9/26/22		61,500,000	62,038,125
6.75% 5/30/40		24,000,000	22,417,500
6.875% 3/17/36		27,350,000	26,256,000
7% 6/5/20		5,175,000	5,297,906
7.25% 12/23/23		82,345,000	85,124,144
7.25% 3/5/38		16,800,000	16,626,750
7.375% 2/5/25		60,310,000	62,251,228
8% 2/14/34		14,390,000	15,203,934
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		12,400,000	12,136,500

TOTAL TURKEY			423,391,684

Ukraine - 3.3%
Ukraine Government:
0% 5/31/40 (b)(c)		44,160,000	31,643,400
7.75% 9/1/20 (b)		78,911,000	81,524,927
7.75% 9/1/21 (b)		60,626,000	63,384,483
7.75% 9/1/22 (b)		19,296,000	20,405,520
7.75% 9/1/23 (b)		14,131,000	14,950,598
7.75% 9/1/24 (b)		31,381,000	32,777,455
8.994% 2/1/24 (b)		15,000,000	16,335,000
9.75% 11/1/28 (b)		23,000,000	25,975,625

TOTAL UKRAINE			286,997,008

United States of America - 4.9%
U.S. Treasury Notes 2.375% 5/15/29		415,000,000	428,617,175
Uzbekistan - 0.3%
Uzbekistan Rep Global Medical Term:
4.75% 2/20/24 (b)		12,000,000	12,555,000
5.375% 2/20/29 (b)		16,000,000	17,000,000

TOTAL UZBEKISTAN			29,555,000

Venezuela - 1.3%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		669,809	669,809
6% 12/9/20 (e)		17,250,000	3,450,000
7% 3/31/38 (e)		18,925,000	3,785,000
7.65% 4/21/25 (e)		34,825,000	6,965,000
7.75% 10/13/19 (Reg. S) (e)		29,380,000	5,876,000
8.25% 10/13/24 (e)		30,860,000	6,172,000
9% 5/7/23 (Reg. S) (e)		43,195,000	8,639,000
9.25% 9/15/27 (e)		62,675,000	12,535,000
9.25% 5/7/28 (Reg. S) (e)		70,265,000	14,053,000
9.375% 1/13/34 (e)		46,005,000	9,201,000
11.75% 10/21/26 (Reg. S) (e)		65,000,000	13,000,000
11.95% 8/5/31 (Reg. S) (e)		87,250,000	17,450,000
12.75% 8/23/22 (e)		42,425,000	8,485,000

TOTAL VENEZUELA			110,280,809

Zambia - 0.2%
Republic of Zambia:
5.375% 9/20/22 (b)		8,975,000	5,923,500
8.5% 4/14/24 (b)		8,500,000	5,673,750
8.97% 7/30/27 (b)		9,650,000	6,405,188

TOTAL ZAMBIA			18,002,438

TOTAL GOVERNMENT OBLIGATIONS
(Cost $5,811,801,242)			5,791,065,147

Supranational Obligations - 0.2%
International Finance Corp. 6.3% 11/25/24 (Cost $20,947,513)	INR	1,467,000,000	20,899,697
		Shares	Value

Common Stocks - 0.4%
Cayman Islands - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (h)
(Cost $19,283,069)		181,700	30,789,065
		Principal Amount(a)	Value

Preferred Securities - 0.1%
Cayman Islands - 0.1%
Banco Do Brasil SA 9% (Cost $8,103,504)(b)(c)(i)		7,500,000	8,245,850
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 2.42% (j)
(Cost $481,262,359)		481,194,507	481,290,746
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $8,768,603,290)			8,605,204,875
NET OTHER ASSETS (LIABILITIES) - 1.2%			107,659,034
NET ASSETS - 100%			$8,712,863,909

Currency Abbreviations

BRL – Brazilian real

EGP – Egyptian pound

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

MYR – Malyasian ringgit

NGN – Nigerian naira

PEN – Peruvian new sol

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,974,538,103 or 45.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing - Security is in default.

 (f) Quantity represents share amount.

 (g) Level 3 security

 (h) Non-income producing

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,338,133
Fidelity Securities Lending Cash Central Fund	6,621
Total	$5,344,754

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$30,789,065	$30,789,065	$--	$--
Corporate Bonds	2,272,914,370	--	2,272,914,370	--
Government Obligations	5,791,065,147	--	5,790,395,338	669,809
Supranational Obligations	20,899,697	--	20,899,697	--
Preferred Securities	8,245,850	--	8,245,850	--
Money Market Funds	481,290,746	481,290,746	--	--
Total Investments in Securities:	$8,605,204,875	$512,079,811	$8,092,455,255	$669,809

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	4.9%
AAA,AA,A	8.8%
BBB	12.9%
BB	13.0%
B	37.0%
CCC,CC,C	4.6%
D	0.2%
Not Rated	11.5%
Equities	0.4%
Short-Term Investments and Net Other Assets	6.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,287,340,931)	$8,123,914,129
Fidelity Central Funds (cost $481,262,359)	481,290,746
Total Investment in Securities (cost $8,768,603,290)		$8,605,204,875
Foreign currency held at value (cost $11,397)		11,711
Receivable for investments sold		45,830,463
Receivable for fund shares sold		7,199,885
Dividends receivable		25,767
Interest receivable		129,578,184
Distributions receivable from Fidelity Central Funds		978,974
Other receivables		2,007
Total assets		8,788,831,866
Liabilities
Payable for investments purchased	$50,197,191
Payable for fund shares redeemed	10,223,421
Distributions payable	9,467,064
Accrued management fee	4,738,305
Distribution and service plan fees payable	113,009
Other affiliated payables	1,017,285
Other payables and accrued expenses	211,682
Total liabilities		75,967,957
Net Assets		$8,712,863,909
Net Assets consist of:
Paid in capital		$9,293,958,703
Total distributable earnings (loss)		(581,094,794)
Net Assets		$8,712,863,909
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($177,565,725 ÷ 11,692,363 shares)(a)		$15.19
Maximum offering price per share (100/96.00 of $15.19)		$15.82
Class M:
Net Asset Value and redemption price per share ($56,862,325 ÷ 3,743,500 shares)(a)		$15.19
Maximum offering price per share (100/96.00 of $15.19)		$15.82
Class C:
Net Asset Value and offering price per share ($77,296,661 ÷ 5,090,252 shares)(a)		$15.19
Fidelity New Markets Income Fund:
Net Asset Value, offering price and redemption price per share ($4,595,600,918 ÷ 302,595,692 shares)		$15.19
Class I:
Net Asset Value, offering price and redemption price per share ($2,203,310,996 ÷ 145,052,470 shares)		$15.19
Class Z:
Net Asset Value, offering price and redemption price per share ($1,602,227,284 ÷ 105,489,649 shares)		$15.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$1,049,811
Interest		267,762,863
Income from Fidelity Central Funds (including $6,621 from security lending)		5,344,754
Income before foreign taxes withheld		274,157,428
Less foreign taxes withheld		(20,446)
Total income		274,136,982
Expenses
Management fee	$29,201,035
Transfer agent fees	5,833,145
Distribution and service plan fees	699,129
Accounting and security lending fees	660,385
Custodian fees and expenses	197,022
Independent trustees' fees and expenses	21,676
Registration fees	185,160
Audit	89,414
Legal	181,281
Miscellaneous	26,811
Total expenses before reductions	37,095,058
Expense reductions	(103,611)
Total expenses after reductions		36,991,447
Net investment income (loss)		237,145,535
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $180,761)	(164,333,006)
Fidelity Central Funds	729
Foreign currency transactions	(14,276,704)
Total net realized gain (loss)		(178,608,981)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $56,199)	706,714,405
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	125,725
Total change in net unrealized appreciation (depreciation)		706,840,129
Net gain (loss)		528,231,148
Net increase (decrease) in net assets resulting from operations		$765,376,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$237,145,535	$272,966,526
Net realized gain (loss)	(178,608,981)	(214,730,400)
Change in net unrealized appreciation (depreciation)	706,840,129	(522,197,041)
Net increase (decrease) in net assets resulting from operations	765,376,683	(463,960,915)
Distributions to shareholders	(220,370,610)	(276,592,133)
Share transactions - net increase (decrease)	(389,358,139)	2,841,530,917
Total increase (decrease) in net assets	155,647,934	2,100,977,869
Net Assets
Beginning of period	8,557,215,975	6,456,238,106
End of period	$8,712,863,909	$8,557,215,975

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Markets Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.373	.054
Net realized and unrealized gain (loss)	.892	(.043)
Total from investment operations	1.265	.011
Distributions from net investment income	(.345)	(.051)
Distributions from net realized gain	–	–
Total distributions	(.345)	(.051)
Net asset value, end of period	$15.19	$14.27
Total ReturnC,D,E	8.91%	.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%H	1.15%H
Expenses net of fee waivers, if any	1.13%H	1.15%H
Expenses net of all reductions	1.13%H	1.14%H
Net investment income (loss)	5.03%H	5.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$177,566	$162,757
Portfolio turnover rateI	85%H	60%J

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.373	.054
Net realized and unrealized gain (loss)	.892	(.044)
Total from investment operations	1.265	.010
Distributions from net investment income	(.345)	(.050)
Distributions from net realized gain	–	–
Total distributions	(.345)	(.050)
Net asset value, end of period	$15.19	$14.27
Total ReturnC,D,E	8.91%	.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%H	1.14%H
Expenses net of fee waivers, if any	1.13%H	1.14%H
Expenses net of all reductions	1.13%H	1.14%H
Net investment income (loss)	5.03%H	5.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$56,862	$55,047
Portfolio turnover rateI	85%H	60%J

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.319	.047
Net realized and unrealized gain (loss)	.892	(.044)
Total from investment operations	1.211	.003
Distributions from net investment income	(.291)	(.043)
Distributions from net realized gain	–	–
Total distributions	(.291)	(.043)
Net asset value, end of period	$15.19	$14.27
Total ReturnC,D,E	8.52%	.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.86%H
Expenses net of fee waivers, if any	1.86%H	1.86%H
Expenses net of all reductions	1.86%H	1.86%H
Net investment income (loss)	4.30%H	4.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$77,297	$87,713
Portfolio turnover rateI	85%H	60%J

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$16.22	$15.60	$14.52	$15.26	$15.59
Income from Investment Operations
Net investment income (loss)A	.396	.698	.907	.983	.896	.859
Net realized and unrealized gain (loss)	.892	(1.937)	.649	1.108	(.850)	(.173)
Total from investment operations	1.288	(1.239)	1.556	2.091	.046	.686
Distributions from net investment income	(.368)	(.667)	(.863)	(.874)	(.787)	(.767)
Distributions from net realized gain	–	(.044)	(.074)	(.138)	–	(.251)
Total distributions	(.368)	(.711)	(.937)	(1.012)	(.787)	(1.018)
Redemption fees added to paid in capital	–	–	.001A	.001A	.001A	.002A
Net asset value, end of period	$15.19	$14.27	$16.22	$15.60	$14.52	$15.26
Total ReturnB,C	9.08%	(7.78)%	10.14%	14.70%	.24%	4.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.83%F	.83%	.82%	.83%	.84%	.84%
Expenses net of fee waivers, if any	.83%F	.83%	.82%	.83%	.84%	.84%
Expenses net of all reductions	.83%F	.83%	.82%	.83%	.84%	.84%
Net investment income (loss)	5.34%F	4.59%	5.60%	6.37%	5.93%	5.31%
Supplemental Data
Net assets, end of period (000 omitted)	$4,595,601	$4,520,911	$6,456,238	$4,826,569	$3,990,397	$4,525,377
Portfolio turnover rateG	85%F	60%H	54%	82%	110%	146%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.399	.057
Net realized and unrealized gain (loss)	.889	(.043)
Total from investment operations	1.288	.014
Distributions from net investment income	(.368)	(.054)
Distributions from net realized gain	–	–
Total distributions	(.368)	(.054)
Net asset value, end of period	$15.19	$14.27
Total ReturnC,D	9.08%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.82%G
Expenses net of fee waivers, if any	.82%G	.82%G
Expenses net of all reductions	.82%G	.82%G
Net investment income (loss)	5.34%G	5.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,203,311	$3,727,909
Portfolio turnover rateH	85%G	60%I

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity New Markets Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.31
Income from Investment Operations
Net investment income (loss)B	.396	.060
Net realized and unrealized gain (loss)	.898	(.045)
Total from investment operations	1.294	.015
Distributions from net investment income	(.374)	(.055)
Distributions from net realized gain	–	–
Total distributions	(.374)	(.055)
Net asset value, end of period	$15.19	$14.27
Total ReturnC,D	9.13%	.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.74%G
Expenses net of fee waivers, if any	.74%G	.74%G
Expenses net of all reductions	.74%G	.74%G
Net investment income (loss)	5.43%G	5.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,602,227	$2,878
Portfolio turnover rateH	85%G	60%I

 A For the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New Markets Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$422,718,510
Gross unrealized depreciation	(514,147,300)
Net unrealized appreciation (depreciation)	$(91,428,790)
Tax cost	$8,696,633,665

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	(222,055,560)
Long-term	(109,899,748)
Total capital loss carryforward	$(331,955,308)

Approximately $154,101,488 of the Fund's realized capital losses and approximately $348,275,739 of the Fund's unrealized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $111,896,645 of those approximately $502,377,227 acquired realized and unrealized losses per year to offset capital gains. These realized and unrealized losses were acquired from Fidelity Advisor Emerging Markets Income Fund when it merged into the Fund on December 7th, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,448,112,741 and $3,496,235,394, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$213,217	$10,915
Class M	-%	.25%	70,776	–
Class C	.75%	.25%	415,136	55,900
			$699,129	$66,815

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,094
Class M	1,613
Class C(a)	1,817
$9,524

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$166,305.20
Class M	55,593.20
Class C	72,806.18
Fidelity New Markets Income Fund	3,392,388.14
Class I	1,892,968.14
Class Z	253,085.05
	$5,833,145

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,750 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,372.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,991 and a portion of class-level operating expenses as follows:

Amount
Class A	$1,325
Class M	452
Class C	712
Fidelity New Markets Income Fund	38,325
Class I	31,019
Class Z	415
$72,248

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$3,957,378	$510,717
Class M	1,314,002	171,061
Class C	1,627,135	240,017
Fidelity New Markets Income Fund	118,577,977	262,503,651
Class I	69,718,688	13,161,588
Class Z	25,175,430	5,099
Total	$220,370,610	$276,592,133

 (a) Distributions for Class A, Class M, Class C, Class I and Class Z are for the period December 4, 2018 (commencement of sale of shares) to December 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018 (a)	Six months ended June 30, 2019	Year ended December 31, 2018 (a)
Class A
Shares sold	1,630,882	118,116	$24,501,580	$1,689,709
Issued in exchange for the shares of Fidelity Advisor Emerging Markets Income Fund	–	11,684,362	–	167,086,857
Reinvestment of distributions	253,636	35,336	3,811,925	504,239
Shares redeemed	(1,598,789)	(431,180)	(23,902,644)	(6,161,681)
Net increase (decrease)	285,729	11,406,634	$4,410,861	$163,119,124
Class M
Shares sold	185,414	31,287	$2,765,223	$448,064
Issued in exchange for the shares of Fidelity Advisor Emerging Markets Income Fund	–	3,926,229	–	56,145,287
Reinvestment of distributions	82,336	11,519	1,237,720	164,366
Shares redeemed	(381,327)	(111,958)	(5,708,269)	(1,601,223)
Net increase (decrease)	(113,577)	3,857,077	$(1,705,326)	$55,156,494
Class C
Shares sold	337,884	41,692	$5,051,993	$596,493
Issued in exchange for the shares of Fidelity Advisor Emerging Markets Income Fund	–	6,348,853	–	90,788,475
Reinvestment of distributions	103,239	16,203	1,551,546	231,209
Shares redeemed	(1,498,628)	(258,991)	(22,478,385)	(3,704,557)
Net increase (decrease)	(1,057,505)	6,147,757	$(15,874,846)	$87,911,620
Fidelity New Markets Income Fund
Shares sold	38,672,390	64,980,175	$577,164,414	$999,764,254
Reinvestment of distributions	6,906,901	15,026,216	103,807,958	226,946,945
Shares redeemed	(59,798,748)	(161,327,627)	(897,187,846)	(2,429,438,544)
Net increase (decrease)	(14,219,457)	(81,321,236)	$(216,215,474)	$(1,202,727,345)
Class I
Shares sold	69,570,412	5,644,516	$1,041,755,176	$80,745,301
Issued in exchange for the shares of Fidelity Advisor Emerging Markets Income Fund	–	289,771,100	–	4,143,734,163
Reinvestment of distributions	2,532,370	360,424	38,078,668	5,143,332
Shares redeemed	(188,259,847)	(34,566,505)	(2,833,195,207)	(494,439,256)
Net increase (decrease)	(116,157,065)	261,209,535	$(1,753,361,363)	$3,735,183,540
Class Z
Shares sold	151,392,698	203,750	$2,282,432,364	$2,917,067
Reinvestment of distributions	95,631	312	1,437,846	4,456
Shares redeemed	(46,200,358)	(2,384)	(690,482,201)	(34,039)
Net increase (decrease)	105,287,971	201,678	$1,593,388,009	$2,887,484

 (a) Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period December 4, 2018 (commencement of sale of shares) to December 31, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Prior Fiscal Year Merger Information.

On December 7, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Emerging Markets Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on December 4, 2018. The acquisition was accomplished by an exchange of Class A, Class M, Class C, and Class I of the Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $4,457,754,782, including securities of $4,389,407,201 and unrealized depreciation of $400,535,373, was combined with the Fund's net assets of $4,674,811,361 for total net assets after the acquisition of $9,132,566,143.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$486,007,199
Total net realized gain (loss)	(369,120,273)
Total change in net unrealized appreciation (depreciation)	(1,007,258,451)
Net increase (decrease) in net assets resulting from operations	$(890,371,525)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since December 7, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	1.13%
Actual		$1,000.00	$1,089.10	$5.85
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class M	1.13%
Actual		$1,000.00	$1,089.10	$5.85
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class C	1.86%
Actual		$1,000.00	$1,085.20	$9.62
Hypothetical-C		$1,000.00	$1,015.57	$9.30
Fidelity New Markets Income Fund	.83%
Actual		$1,000.00	$1,090.80	$4.30
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class I	.82%
Actual		$1,000.00	$1,090.80	$4.25
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class Z	.74%
Actual		$1,000.00	$1,091.30	$3.84
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Markets Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in September 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity New Markets Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity New Markets Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

NMI-SANN-0819
1.705564.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019